Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets
Less : Accumulated amortization		¥ 26,767,764		$ 7,444,674	¥ 48,437,284
Intangible assets subject to amortization, net		57,221,627		7,283,011	47,385,454
Foreign currency translation adjustment		(1,411,983)		118,468	770,790
Intangible assets		83,072,545		11,427,517	74,350,855
Amortization expense	¥ 21,669,520	18,755,112	¥ 8,012,652
Future amortization expense
2018					21,595,060
2019					3,797,284
2020					3,084,906
2021					3,084,906
2022					3,084,906
License
Intangible assets
License with indefinite life		27,262,901		4,026,038	26,194,611
Customer contracts
Intangible assets
Intangible assets subject to amortization, gross		67,291,278		9,744,206	63,398,729
Software
Intangible assets
Intangible assets subject to amortization, gross		¥ 16,698,113		4,841,749	31,501,874
License
Intangible assets
Intangible assets subject to amortization, gross				$ 141,730	¥ 922,135